Fair Value Measurements (Details) - Schedule of private placement warrants and public warrants - Stable Road Acquisition Corp [Member] - USD ($)	7 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Private Placement [Member]
Fair Value Measurements (Details) - Schedule of private placement warrants and public warrants [Line Items]
Fair value at beginning balance		$ 525,925
Initial measurement on November 13, 2019 (IPO)	455,075
Change in fair value	70,850	1,926,575
Transfers out of Level 3
Fair value at ending balance	525,925	2,452,500
Public [Member]
Fair Value Measurements (Details) - Schedule of private placement warrants and public warrants [Line Items]
Fair value at beginning balance
Initial measurement on November 13, 2019 (IPO)	13,541,250
Change in fair value	(6,210,000)
Transfers out of Level 3	(7,331,250)
Fair value at ending balance
Warrant Liabilities [Member]
Fair Value Measurements (Details) - Schedule of private placement warrants and public warrants [Line Items]
Fair value at beginning balance		525,925
Initial measurement on November 13, 2019 (IPO)	13,996,325
Change in fair value	(6,139,150)	1,926,575
Transfers out of Level 3	(7,331,250)
Fair value at ending balance	$ 525,925	$ 2,452,500